Distribution Date:	09/17/25	Benchmark 2022-B35 Mortgage Trust
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2022-B35

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	4		Raul D. Orozco		raul.d.orozco@citi.com

Certificate Interest Reconciliation Detail	5		388 Greenwich Street Trading | New York, NY 10013 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	7				trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	9-13	Master Servicer	KeyBank National Association

Mortgage Loan Detail (Part 1)	14-15		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	KeyBank National Association
Principal Prepayment Detail	18
			Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com

Historical Detail	19		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States

Delinquency Loan Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	21	Representations Reviewer
			CMBS Notices		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 1	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association

Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com

Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States

Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	LD III Sub VII, LLC

Interest Shortfall Detail - Collateral Level	27	Representative
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163RBL9	3.997000%	6,816,000.00	2,285,356.82	149,200.69	7,612.14	0.00	0.00	156,812.83	2,136,156.13	30.13%	30.00%
A-2	08163RBM7	4.590879%	32,288,000.00	32,288,000.00	0.00	123,525.25	0.00	0.00	123,525.25	32,288,000.00	30.13%	30.00%
A-3-1	08163RBN5	4.430879%	34,306,500.00	34,306,500.00	0.00	126,673.29	0.00	0.00	126,673.29	34,306,500.00	30.13%	30.00%
A-3-2	08163RAA4	4.430879%	34,306,500.00	34,306,500.00	0.00	126,673.29	0.00	0.00	126,673.29	34,306,500.00	30.13%	30.00%
A-4-1	08163RBP0	4.345879%	75,000,000.00	75,000,000.00	0.00	271,617.44	0.00	0.00	271,617.44	75,000,000.00	30.13%	30.00%
A-4-2	08163RAC0	4.345879%	125,000,000.00	125,000,000.00	0.00	452,695.74	0.00	0.00	452,695.74	125,000,000.00	30.13%	30.00%
A-5	08163RBQ8	4.590879%	427,141,000.00	427,141,000.00	0.00	1,634,127.23	0.00	0.00	1,634,127.23	427,141,000.00	30.13%	30.00%
A-SB	08163RBR6	4.590879%	10,975,000.00	10,975,000.00	0.00	41,987.41	0.00	0.00	41,987.41	10,975,000.00	30.13%	30.00%
A-S	08163RBT2	4.590879%	74,583,000.00	74,583,000.00	0.00	285,334.61	0.00	0.00	285,334.61	74,583,000.00	23.10%	23.00%
B	08163RBU9	4.590879%	49,278,000.00	49,278,000.00	0.00	188,524.45	0.00	0.00	188,524.45	49,278,000.00	18.46%	18.38%
C	08163RBV7	4.590879%	53,274,000.00	53,274,000.00	0.00	203,812.08	0.00	0.00	203,812.08	53,274,000.00	13.43%	13.38%
D	08163RAS5	2.500000%	33,296,000.00	33,296,000.00	0.00	69,366.67	0.00	0.00	69,366.67	33,296,000.00	10.30%	10.25%
E	08163RAU0	2.500000%	26,637,000.00	26,637,000.00	0.00	55,493.75	0.00	0.00	55,493.75	26,637,000.00	7.78%	7.75%
F	08163RAW6	3.590879%	15,982,000.00	15,982,000.00	0.00	47,824.52	0.00	0.00	47,824.52	15,982,000.00	6.28%	6.25%
G	08163RAY2	3.590879%	13,319,000.00	13,319,000.00	0.00	39,855.77	0.00	0.00	39,855.77	13,319,000.00	5.02%	5.00%
H	08163RBA3	3.590879%	11,986,000.00	11,986,000.00	0.00	35,866.90	0.00	0.00	35,866.90	11,986,000.00	3.89%	3.88%
J*	08163RBC9	3.590879%	41,288,136.00	41,288,136.00	0.00	106,461.77	0.00	0.00	106,461.77	41,288,136.00	0.00%	0.00%
VRR	08163RBK1	4.590879%	56,077,692.00	55,839,237.09	7,852.67	212,726.58	0.00	0.00	220,579.25	55,831,384.42	0.00%	0.00%
S	08163RBF2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163RBG0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,121,553,828.00	1,116,784,729.91	157,053.36	4,030,178.89	0.00	0.00	4,187,232.25	1,116,627,676.55

X-A	08163RBS4	0.082740%	745,833,000.00	741,302,356.82	0.00	51,112.75	0.00	0.00	51,112.75	741,153,156.13

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	08163RAG1	2.090879%	59,933,000.00	59,933,000.00	0.00	104,427.21	0.00	0.00	104,427.21	59,933,000.00
X-F	08163RAJ5	1.000000%	15,982,000.00	15,982,000.00	0.00	13,318.33	0.00	0.00	13,318.33	15,982,000.00
X-G	08163RAL0	1.000000%	13,319,000.00	13,319,000.00	0.00	11,099.17	0.00	0.00	11,099.17	13,319,000.00
X-H	08163RAN6	1.000000%	11,986,000.00	11,986,000.00	0.00	9,988.33	0.00	0.00	9,988.33	11,986,000.00
X-J	08163RAQ9	1.000000%	41,288,136.00	41,288,136.00	0.00	34,406.78	0.00	0.00	34,406.78	41,288,136.00
Notional SubTotal			888,341,136.00	883,810,492.82	0.00	224,352.57	0.00	0.00	224,352.57	883,661,292.13

Deal Distribution Total					157,053.36	4,254,531.46	0.00	0.00	4,411,584.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163RBL9	335.29296068	21.88977259	1.11680458	0.00000000	0.00000000	0.00000000	0.00000000	23.00657717	313.40318809
A-2	08163RBM7	1,000.00000000	0.00000000	3.82573247	0.00000000	0.00000000	0.00000000	0.00000000	3.82573247	1,000.00000000
A-3-1	08163RBN5	1,000.00000000	0.00000000	3.69239911	0.00000000	0.00000000	0.00000000	0.00000000	3.69239911	1,000.00000000
A-3-2	08163RAA4	1,000.00000000	0.00000000	3.69239911	0.00000000	0.00000000	0.00000000	0.00000000	3.69239911	1,000.00000000
A-4-1	08163RBP0	1,000.00000000	0.00000000	3.62156587	0.00000000	0.00000000	0.00000000	0.00000000	3.62156587	1,000.00000000
A-4-2	08163RAC0	1,000.00000000	0.00000000	3.62156592	0.00000000	0.00000000	0.00000000	0.00000000	3.62156592	1,000.00000000
A-5	08163RBQ8	1,000.00000000	0.00000000	3.82573256	0.00000000	0.00000000	0.00000000	0.00000000	3.82573256	1,000.00000000
A-SB	08163RBR6	1,000.00000000	0.00000000	3.82573212	0.00000000	0.00000000	0.00000000	0.00000000	3.82573212	1,000.00000000
A-S	08163RBT2	1,000.00000000	0.00000000	3.82573254	0.00000000	0.00000000	0.00000000	0.00000000	3.82573254	1,000.00000000
B	08163RBU9	1,000.00000000	0.00000000	3.82573258	0.00000000	0.00000000	0.00000000	0.00000000	3.82573258	1,000.00000000
C	08163RBV7	1,000.00000000	0.00000000	3.82573263	0.00000000	0.00000000	0.00000000	0.00000000	3.82573263	1,000.00000000
D	08163RAS5	1,000.00000000	0.00000000	2.08333343	0.00000000	0.00000000	0.00000000	0.00000000	2.08333343	1,000.00000000
E	08163RAU0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	08163RAW6	1,000.00000000	0.00000000	2.99239895	0.00000000	0.00000000	0.00000000	0.00000000	2.99239895	1,000.00000000
G	08163RAY2	1,000.00000000	0.00000000	2.99239958	0.00000000	0.00000000	0.00000000	0.00000000	2.99239958	1,000.00000000
H	08163RBA3	1,000.00000000	0.00000000	2.99239947	0.00000000	0.00000000	0.00000000	0.00000000	2.99239947	1,000.00000000
J	08163RBC9	1,000.00000000	0.00000000	2.57850754	0.41389178	2.89365885	0.00000000	0.00000000	2.57850754	1,000.00000000
VRR	08163RBK1	995.74777596	0.14003198	3.79342609	0.01603864	0.11231489	0.00000000	0.00000000	3.93345807	995.60774398
S	08163RBF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163RBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163RBS4	993.92539190	0.00000000	0.06853109	0.00000000	0.00000000	0.00000000	0.00000000	0.06853109	993.72534620
X-D	08163RAG1	1,000.00000000	0.00000000	1.74239918	0.00000000	0.00000000	0.00000000	0.00000000	1.74239918	1,000.00000000
X-F	08163RAJ5	1,000.00000000	0.00000000	0.83333312	0.00000000	0.00000000	0.00000000	0.00000000	0.83333312	1,000.00000000
X-G	08163RAL0	1,000.00000000	0.00000000	0.83333358	0.00000000	0.00000000	0.00000000	0.00000000	0.83333358	1,000.00000000
X-H	08163RAN6	1,000.00000000	0.00000000	0.83333306	0.00000000	0.00000000	0.00000000	0.00000000	0.83333306	1,000.00000000
X-J	08163RAQ9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/25 - 08/30/25	30	0.00	7,612.14	0.00	7,612.14	0.00	0.00	0.00	7,612.14	0.00
A-2	08/01/25 - 08/30/25	30	0.00	123,525.25	0.00	123,525.25	0.00	0.00	0.00	123,525.25	0.00
A-3-1	08/01/25 - 08/30/25	30	0.00	126,673.29	0.00	126,673.29	0.00	0.00	0.00	126,673.29	0.00
A-3-2	08/01/25 - 08/30/25	30	0.00	126,673.29	0.00	126,673.29	0.00	0.00	0.00	126,673.29	0.00
A-4-1	08/01/25 - 08/30/25	30	0.00	271,617.44	0.00	271,617.44	0.00	0.00	0.00	271,617.44	0.00
A-4-2	08/01/25 - 08/30/25	30	0.00	452,695.74	0.00	452,695.74	0.00	0.00	0.00	452,695.74	0.00
A-5	08/01/25 - 08/30/25	30	0.00	1,634,127.23	0.00	1,634,127.23	0.00	0.00	0.00	1,634,127.23	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	41,987.41	0.00	41,987.41	0.00	0.00	0.00	41,987.41	0.00
X-A	08/01/25 - 08/30/25	30	0.00	51,112.75	0.00	51,112.75	0.00	0.00	0.00	51,112.75	0.00
X-D	08/01/25 - 08/30/25	30	0.00	104,427.21	0.00	104,427.21	0.00	0.00	0.00	104,427.21	0.00
X-F	08/01/25 - 08/30/25	30	0.00	13,318.33	0.00	13,318.33	0.00	0.00	0.00	13,318.33	0.00
X-G	08/01/25 - 08/30/25	30	0.00	11,099.17	0.00	11,099.17	0.00	0.00	0.00	11,099.17	0.00
X-H	08/01/25 - 08/30/25	30	0.00	9,988.33	0.00	9,988.33	0.00	0.00	0.00	9,988.33	0.00
X-J	08/01/25 - 08/30/25	30	0.00	34,406.78	0.00	34,406.78	0.00	0.00	0.00	34,406.78	0.00
A-S	08/01/25 - 08/30/25	30	0.00	285,334.61	0.00	285,334.61	0.00	0.00	0.00	285,334.61	0.00
B	08/01/25 - 08/30/25	30	0.00	188,524.45	0.00	188,524.45	0.00	0.00	0.00	188,524.45	0.00
C	08/01/25 - 08/30/25	30	0.00	203,812.08	0.00	203,812.08	0.00	0.00	0.00	203,812.08	0.00
D	08/01/25 - 08/30/25	30	0.00	69,366.67	0.00	69,366.67	0.00	0.00	0.00	69,366.67	0.00
E	08/01/25 - 08/30/25	30	0.00	55,493.75	0.00	55,493.75	0.00	0.00	0.00	55,493.75	0.00
F	08/01/25 - 08/30/25	30	0.00	47,824.52	0.00	47,824.52	0.00	0.00	0.00	47,824.52	0.00
G	08/01/25 - 08/30/25	30	0.00	39,855.77	0.00	39,855.77	0.00	0.00	0.00	39,855.77	0.00
H	08/01/25 - 08/30/25	30	0.00	35,866.90	0.00	35,866.90	0.00	0.00	0.00	35,866.90	0.00
J	08/01/25 - 08/30/25	30	102,079.50	123,550.59	0.00	123,550.59	17,088.82	0.00	0.00	106,461.77	119,473.78
VRR	08/01/25 - 08/30/25	30	5,378.37	213,625.99	0.00	213,625.99	899.41	0.00	0.00	212,726.58	6,298.36
Totals			107,457.87	4,272,519.69	0.00	4,272,519.69	17,988.23	0.00	0.00	4,254,531.46	125,772.14

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount	4,411,584.82
Non-VRR Interest Available Funds (1)	4,191,005.59
VRR Interest Available Funds (1)	220,579.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,288,869.11	Master Servicing Fee	7,636.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,528.28
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	480.84
ARD Interest	0.00	Operating Advisor Fee	1,202.10
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.57
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,288,869.11	Total Fees	16,349.38

Principal		Expenses/Reimbursements
Scheduled Principal	157,053.36	Reimbursement for Interest on Advances	2,023.23
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,965.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	157,053.36	Total Expenses/Reimbursements	17,988.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,254,531.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	157,053.36
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,411,584.82
Total Funds Collected	4,445,922.47	Total Funds Distributed	4,445,922.43

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,116,784,730.68	1,116,784,730.68	Beginning Certificate Balance	1,116,784,729.91
(-) Scheduled Principal Collections	157,053.36	157,053.36	(-) Principal Distributions	157,053.36
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,116,627,677.32	1,116,627,677.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,116,784,730.68	1,116,784,730.68	Ending Certificate Balance	1,116,627,676.55
Ending Actual Collateral Balance	1,116,636,522.34	1,116,636,522.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.59%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	13	87,343,861.89	7.82%	75	4.9283	1.992562	1.49 or less	9	253,772,535.23	22.73%	76	5.0988	1.106106
10,000,000 to 19,999,999	13	179,721,926.27	16.10%	62	4.6079	2.345911	1.50 to 1.99	10	219,659,038.12	19.67%	80	4.8170	1.745920
20,000,000 to 29,999,999	2	50,586,901.40	4.53%	79	4.5205	2.158087	2.00 to 2.49	11	273,446,439.48	24.49%	77	4.3988	2.278616
30,000,000 to 39,999,999	5	178,974,987.76	16.03%	70	3.8589	2.508269	2.50 to 2.99	6	152,000,000.00	13.61%	79	4.8155	2.680687
40,000,000 to 49,999,999	5	213,000,000.00	19.08%	79	4.6163	2.292394	3.00 or greater	8	217,749,664.49	19.50%	61	3.1825	3.317332
50,000,000 to 59,999,999	2	100,000,000.00	8.96%	80	5.2675	2.205000	Totals	44	1,116,627,677.32	100.00%	74	4.4597	2.164641
60,000,000 or greater	4	307,000,000.00	27.49%	78	4.2081	1.806450
Totals	44	1,116,627,677.32	100.00%	74	4.4597	2.164641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	13,644,652.27	1.22%	77	4.8254	2.294431	Pennsylvania	2	12,827,334.71	1.15%	79	4.6597	2.553551
Arizona	3	27,471,564.39	2.46%	79	4.9041	1.677946	South Carolina	2	13,336,542.94	1.19%	78	4.3067	2.169758
Arkansas	1	6,595,554.38	0.59%	78	3.9000	2.090000	Tennessee	3	11,032,069.10	0.99%	78	3.9059	2.431552
California	4	267,190,000.00	23.93%	78	4.1692	2.752031	Texas	8	27,303,070.14	2.45%	65	5.1016	1.757857
Colorado	2	62,100,000.00	5.56%	79	5.1977	0.434155	Virginia	3	10,724,426.31	0.96%	78	3.8962	2.356256
Delaware	1	222,136.67	0.02%	80	4.5800	2.130000	Washington	1	28,449,915.63	2.55%	79	4.9100	2.320000
Florida	1	2,520,000.00	0.23%	79	4.9900	1.410000	Washington, DC	1	46,800,000.00	4.19%	79	4.6000	2.250000
Georgia	2	9,999,125.22	0.90%	80	5.1800	1.290000	West Virginia	1	989,027.91	0.09%	80	4.5800	2.130000
Illinois	13	53,871,495.96	4.82%	78	4.0038	2.355544	Wisconsin	8	25,648,519.04	2.30%	68	4.5628	2.564006
Indiana	8	30,907,595.93	2.77%	76	3.9693	2.194621	Totals	127	1,116,627,677.32	100.00%	74	4.4597	2.164641
Iowa	2	10,976,067.85	0.98%	78	3.8961	2.129482
									Property Type³
Kansas	1	3,447,118.95	0.31%	78	3.8647	2.450000
Kentucky	1	530,895.09	0.05%	80	4.5800	2.130000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	6	15,904,138.60	1.42%	80	4.5800	2.130000		Properties	Balance	Agg. Bal.			DSCR¹
Maine	1	420,404.23	0.04%	80	4.5800	2.130000	Industrial	40	185,257,397.78	16.59%	74	4.0578	2.343687
Maryland	3	30,104,412.12	2.70%	79	5.1450	1.933801	Lodging	8	84,030,637.96	7.53%	75	5.0119	2.073000
Michigan	18	59,007,691.94	5.28%	42	3.8301	3.141020	Mixed Use	3	102,667,600.00	9.19%	79	5.3822	2.731952
Minnesota	3	17,970,025.69	1.61%	69	3.8582	2.456260	Multi-Family	6	26,249,935.01	2.35%	80	5.3353	1.599047
Mississippi	1	14,160,000.00	1.27%	19	5.4000	1.370000	Office	18	532,881,160.00	47.72%	72	4.2185	2.070702
Nevada	2	15,754,214.56	1.41%	79	4.4535	1.937867	Other	5	11,100,240.00	0.99%	40	3.7780	3.180000
New Hampshire	1	7,633,958.40	0.68%	78	3.8647	2.450000	Retail	43	165,790,706.60	14.85%	79	4.7122	1.988460
New Jersey	6	150,126,847.18	13.44%	74	4.9069	1.703424	Self Storage	4	8,650,000.00	0.77%	79	4.9900	1.410000
New York	7	117,019,000.01	10.48%	78	4.3840	1.843958	Totals	127	1,116,627,677.32	100.00%	74	4.4597	2.164641
North Carolina	1	1,171,173.08	0.10%	39	3.7330	3.520000
Ohio	6	20,768,699.05	1.86%	78	3.9218	2.199793

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999 or less	14	404,218,987.76	36.20%	68	3.4499	2.831601	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000 to 4.9999	12	315,915,836.40	28.29%	79	4.6486	1.929755	13 months or greater	44	1,116,627,677.32	100.00%	74	4.4597	2.164641
	5.000 or greater	18	396,492,853.16	35.51%	77	5.3387	1.671836	Totals	44	1,116,627,677.32	100.00%	74	4.4597	2.164641
	Totals	44	1,116,627,677.32	100.00%	74	4.4597	2.164641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	78 months or less	16	424,594,759.30	38.02%	66	3.5489	2.775954	Interest Only	33	988,707,922.76	88.54%	74	4.3757	2.199821
79 months to 114 months		28	692,032,918.02	61.98%	80	5.0185	1.789572	358 or Less	11	127,919,754.56	11.46%	77	5.1091	1.892730
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	1,116,627,677.32	100.00%	74	4.4597	2.164641	Totals	44	1,116,627,677.32	100.00%	74	4.4597	2.164641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	1,950,000.00	0.17%	75	3.3880	2.780000			No outstanding loans in this group
	12 months or less	41	1,045,677,677.32	93.65%	76	4.5032	2.121483
	13 months to 24 months	1	39,000,000.00	3.49%	40	3.7780	3.710000
	25 months or greater	1	30,000,000.00	2.69%	78	3.9000	1.620000
	Totals	44	1,116,627,677.32	100.00%	74	4.4597	2.164641
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10237508	OF	Los Angeles	CA	Actual/360	2.776%	265,339.33	0.00	0.00	01/06/32	01/06/35	01/06/32	111,000,000.00	111,000,000.00	09/06/25
2A	10236720	MU	Los Angeles	CA	Actual/360	5.425%	233,576.39	0.00	0.00	N/A	05/06/32	--	50,000,000.00	50,000,000.00	09/06/25
2B	10236721				Actual/360	5.425%	186,861.11	0.00	0.00	N/A	05/06/32	--	40,000,000.00	40,000,000.00	09/06/25
2C	10236726				Actual/360	5.425%	46,715.28	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	09/06/25
3A	10237509	IN	Various	Various	Actual/360	3.865%	122,560.49	0.00	0.00	N/A	03/06/32	--	36,828,193.88	36,828,193.88	09/06/25
3B	10237510				Actual/360	3.865%	122,560.49	0.00	0.00	N/A	03/06/32	--	36,828,193.88	36,828,193.88	09/06/25
4	10237511	OF	Bronx	NY	Actual/360	4.660%	284,907.22	0.00	0.00	N/A	04/06/32	--	71,000,000.00	71,000,000.00	09/06/25
5A	10235790	IN	Various	Various	Actual/360	3.900%	121,969.97	0.00	0.00	N/A	03/06/32	--	36,318,600.00	36,318,600.00	09/06/25
5B	10235791				Actual/360	3.900%	100,750.00	0.00	0.00	N/A	03/06/32	--	30,000,000.00	30,000,000.00	09/06/25
6	10237512	OF	Morris Plains	NJ	Actual/360	5.240%	293,294.44	0.00	0.00	N/A	05/06/32	--	65,000,000.00	65,000,000.00	09/06/25
7	10237513	OF	Denver	CO	Actual/360	5.205%	268,925.00	0.00	0.00	N/A	04/01/32	--	60,000,000.00	60,000,000.00	07/01/25
8A	10237514	Various Detroit		MI	Actual/360	3.778%	48,799.17	0.00	0.00	N/A	01/01/29	--	15,000,000.00	15,000,000.00	09/01/25
8B	10237515				Actual/360	3.778%	126,877.83	0.00	0.00	N/A	01/01/29	--	39,000,000.00	39,000,000.00	09/01/25
9	10237516	OF	Holmdel	NJ	Actual/360	5.110%	220,013.89	0.00	0.00	N/A	05/06/32	--	50,000,000.00	50,000,000.00	09/06/25
10	10237527	OF	WA	DC	Actual/360	4.600%	185,380.00	0.00	0.00	N/A	04/06/32	--	46,800,000.00	46,800,000.00	09/06/25
11	10237529	RT	Vacaville	CA	Actual/360	4.740%	188,573.00	0.00	0.00	N/A	05/06/32	--	46,200,000.00	46,200,000.00	09/06/25
12	10237531	RT	Various	Various	Actual/360	4.580%	157,755.56	0.00	0.00	N/A	05/01/32	--	40,000,000.00	40,000,000.00	09/01/25
13	10237534	OF	Chicago	IL	Actual/360	3.720%	128,133.33	0.00	0.00	N/A	02/06/32	--	40,000,000.00	40,000,000.00	09/06/25
14	10237535	LO	Seattle	WA	Actual/360	4.910%	120,452.50	38,947.91	0.00	N/A	04/06/32	--	28,488,863.54	28,449,915.63	09/06/25
15	10235838	LO	Various	IN	Actual/360	4.020%	76,740.45	31,655.44	0.00	N/A	05/06/32	--	22,168,641.21	22,136,985.77	09/06/25
16	10237536	IN	Various	Various	Actual/360	3.733%	58,584.77	0.00	0.00	N/A	12/06/28	--	18,225,000.00	18,225,000.00	09/06/25
17	10237537	IN	Various	Various	Actual/360	4.964%	75,206.53	0.00	0.00	N/A	04/06/32	--	17,594,000.00	17,594,000.00	09/06/25
18	10237538	MF	Various	NY	Actual/360	5.450%	82,128.47	0.00	0.00	N/A	05/06/32	--	17,500,000.00	17,500,000.00	09/06/25
19A	10237539	OF	NY	NY	Actual/360	2.792%	25,243.97	0.00	0.00	N/A	01/09/32	--	10,500,000.00	10,500,000.00	09/09/25
19B	10237540				Actual/360	2.792%	14,470.81	0.00	0.00	N/A	01/09/32	--	6,019,000.00	6,019,000.00	09/09/25
20	10237541	LO	Aberdeen	MD	Actual/360	6.081%	80,428.45	16,334.44	0.00	N/A	04/01/32	--	15,359,443.89	15,343,109.45	09/01/25
21	10237542	OF	Jackson	MS	Actual/360	5.400%	65,844.00	0.00	0.00	N/A	04/06/27	--	14,160,000.00	14,160,000.00	08/06/25
22	10237543	RT	Carson City	NV	Actual/360	4.543%	53,496.98	0.00	0.00	N/A	04/06/32	--	13,675,000.00	13,675,000.00	09/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	10237544	RT	Robbinsville	NJ	Actual/360	5.256%	57,438.88	16,053.65	0.00	N/A	05/01/32	--	12,690,870.47	12,674,816.82	09/01/25
24	10237545	RT	Peoria	AZ	Actual/360	5.530%	59,524.31	0.00	0.00	N/A	05/06/32	--	12,500,000.00	12,500,000.00	09/06/25
25	10237546	OF	Plainsboro	NJ	Actual/360	2.838%	30,547.92	0.00	0.00	11/06/26	04/06/31	--	12,500,000.00	12,500,000.00	07/06/25
26A	10235762	RT	NY	NY	Actual/360	3.388%	29,320.32	0.00	0.00	N/A	12/06/31	--	10,050,000.00	10,050,000.00	09/01/25
26B	10235763				Actual/360	3.388%	5,689.02	0.00	0.00	N/A	12/06/31	--	1,950,000.00	1,950,000.00	09/01/25
27	10237547	RT	Augusta	GA	Actual/360	5.180%	44,659.05	12,867.93	0.00	N/A	05/06/32	--	10,011,993.15	9,999,125.22	09/06/25
28	10237548	RT	Carson	CA	Actual/360	4.440%	38,195.10	0.00	0.00	N/A	04/06/32	--	9,990,000.00	9,990,000.00	09/06/25
29	10237549	IN	Houston	TX	Actual/360	5.607%	45,734.42	8,845.02	0.00	N/A	05/01/32	--	9,472,255.03	9,463,410.01	08/01/25
30	10237550	RT	Mobile	AL	Actual/360	5.070%	38,259.05	11,522.87	0.00	N/A	05/06/32	--	8,763,287.42	8,751,764.55	09/06/25
31	10237551	SS	Various	Various	Actual/360	4.990%	37,168.57	0.00	0.00	N/A	04/06/32	--	8,650,000.00	8,650,000.00	09/06/25
32	10237552	LO	Phoenix	AZ	Actual/360	5.030%	27,662.59	7,350.09	0.00	N/A	05/06/32	--	6,386,541.17	6,379,191.08	09/06/25
33	10237553	LO	Gainesville	TX	Actual/360	5.770%	30,919.01	7,095.85	0.00	N/A	04/06/27	--	6,222,867.39	6,215,771.54	09/06/25
34	10237554	LO	Uniontown	PA	Actual/360	5.670%	26,912.56	6,380.16	0.00	N/A	05/06/32	--	5,512,044.65	5,505,664.49	09/06/25
35	10237555	MF	Simpsonville	SC	Actual/360	4.890%	24,212.02	0.00	0.00	N/A	04/06/32	--	5,749,935.00	5,749,935.00	09/06/25
36	10237556	OF	Baltimore	MD	Actual/360	4.665%	22,776.86	0.00	0.00	N/A	04/06/32	--	5,670,000.00	5,670,000.00	09/06/25
37	10237557	MF	Carbondale	IL	Actual/360	5.520%	14,260.00	0.00	0.00	N/A	05/06/32	--	3,000,000.00	3,000,000.00	09/06/25
Totals							4,288,869.11	157,053.36	0.00				1,116,784,730.68	1,116,627,677.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	37,353,577.00	35,190,878.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	25,597,164.66	11,678,791.65	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	25,597,164.66	11,678,791.65	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	25,597,164.66	11,678,791.65	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	46,212,279.71	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	34,344,332.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,586,469.88	2,354,830.54	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	11,934,568.64	6,072,966.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	7,180,226.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,840,158.31	2,508,647.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,907,643.00	783,856.19	01/01/25	06/30/25	--	0.00	0.00	268,327.73	797,716.68	0.00	0.00
8A	52,185,500.20	55,700,679.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	57,062,739.91	52,185,500.20	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	20,112,478.81	21,308,904.07	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,631,469.03	4,578,317.99	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,684,092.75	8,423,952.77	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	10,372,167.92	10,410,121.74	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,512,139.00	8,570,962.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,395,344.77	4,870,183.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,459,726.53	2,958,168.49	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,750,066.00	6,881,613.29	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,636,167.76	2,101,871.30	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,629,239.12	817,969.35	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	91,385,897.00	48,482,950.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19B	91,385,897.00	48,482,950.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,229,303.00	1,951,593.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,173,505.35	1,151,973.19	04/01/24	03/31/25	--	0.00	0.00	65,813.52	65,813.52	0.00	0.00
22	1,432,457.44	1,251,845.15	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	665,639.00	1,572,804.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,058,435.00	516,997.33	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	21,283,910.00	20,862,255.00	01/01/24	12/31/24	--	0.00	0.00	30,423.49	61,042.04	0.00	0.00
26A	0.00	3,965,038.06	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	893,872.25	466,795.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,028,183.87	575,328.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	710,889.00	703,769.00	01/01/24	12/31/24	--	0.00	0.00	54,559.04	54,559.04	0.00	0.00
30	1,224,200.15	686,709.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	650,025.36	353,934.29	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	808,101.38	727,924.53	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,162,230.30	1,195,550.64	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,073,417.82	678,592.41	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	487,224.89	520,192.32	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	622,424.00	619,470.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	152,967.64	146,709.26	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	540,273,623.06	483,406,018.81				0.00	0.00	419,123.78	979,131.28	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	1	60,000,000.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459706%	4.442705%	74
08/15/25	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459787%	4.442786%	75
07/17/25	0	0.00	0	0.00	2	72,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459868%	4.442866%	76
06/17/25	1	9,491,288.94	0	0.00	2	72,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.459959%	4.442958%	77
05/16/25	1	60,000,000.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460039%	4.443037%	78
04/17/25	1	12,500,000.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460119%	4.443117%	79
03/17/25	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460189%	4.443186%	80
02/18/25	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460289%	4.443285%	81
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460358%	4.443354%	82
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460427%	4.443422%	83
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460505%	4.443500%	84
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460573%	4.443568%	85
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
7	10237513	07/01/25	1	1	268,327.73	797,716.68	295,594.81		60,000,000.00	03/11/25	13
21	10237542	08/06/25	0	B	65,813.52	65,813.52	15,189.50		14,160,000.00	05/02/25	13
25	10237546	07/06/25	2	2	30,423.49	61,042.04	0.00		12,500,000.00
29	10237549	08/01/25	0	B	54,559.04	54,559.04	0.00		9,472,255.03
Totals					419,123.78	979,131.28	310,784.31		96,132,255.03
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		20,375,772	20,375,772	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		72,225,000	72,225,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,024,026,906	951,526,906	72,500,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	1,116,627,677	1,044,127,677	60,000,000	12,500,000	0	0
Aug-25	1,116,784,731	1,104,284,731	12,500,000	0	0	0
Jul-25	1,116,941,106	1,044,441,106	0	0	72,500,000	0
Jun-25	1,117,114,490	1,035,123,201	9,491,289	0	72,500,000	0
May-25	1,117,269,439	1,044,769,439	60,000,000	12,500,000	0	0
Apr-25	1,117,431,306	1,044,931,306	12,500,000	0	60,000,000	0
Mar-25	1,117,576,221	1,057,576,221	0	60,000,000	0	0
Feb-25	1,117,769,422	1,057,769,422	60,000,000	0	0	0
Jan-25	1,117,912,883	1,117,912,883	0	0	0	0
Dec-24	1,118,055,728	1,118,055,728	0	0	0	0
Nov-24	1,118,214,325	1,118,214,325	0	0	0	0
Oct-24	1,118,355,877	1,118,355,877	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	10237513	60,000,000.00	60,000,000.00	97,500,000.00	02/04/22	630,506.69	0.40000	06/30/25	04/01/32	I/O
21	10237542	14,160,000.00	14,160,000.00	2,200,000.00	06/05/25	1,061,474.19	1.37000	03/31/25	04/06/27	I/O
Totals		74,160,000.00	74,160,000.00	99,700,000.00		1,691,980.88

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	10237513	OF	CO	03/11/25	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

21	10237542	OF	MS	05/02/25	13
"	8/29/2025

Loan transferred to SS as Imminent Non-Monetary Default as Loan Guarantor doesn't want to replace roof for tenant who has sent Default Notice with intent to vacate. The Special Servicer is working to contact the Borrower to execute a Pr e-Negotiation Agreement and find a viable strategy to resolve this Loan.

                  8/1/2025   The Loan transferred to SS on May 2, 2025, due to Imminent Non-Monetary Default, as Loan Guarantor doesn't want to replace roof for tenant who has sent Default Notice with intent to vacate. One Jackson Place is a 14-story

Class A multi-tenant high-rise office contains 221,421 square feet of rentable area and is situated on a 0.86-acre site. The Special Servicer is working to contact the Borrower to execute a Pre-Negot iation Agreement and find a viable strategy to resolve this Loan.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.17	0.00	0.00	0.00
21	0.00	0.00	3,048.33	0.00	0.00	0.00	0.00	0.00	342.78	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,679.28	0.00	0.00	0.00
Total	0.00	0.00	15,965.00	0.00	0.00	0.00	0.00	0.00	2,023.23	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,988.23

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28